Note 4 - Loans - Impaired Loan Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related allowance	$ 3,155,000	$ 1,418,000
Unpaid contractual principal balance	24,957,000	24,580,000
Impaired balance	23,955,000	24,473,000
Average recorded investment	24,071,000	23,705,000
Financial Asset Originated [Member]
Unpaid contractual principal balance with no related allowance	15,485,000	19,810,000
Impaired balance with no related allowance	14,674,000	19,703,000
Average recorded investment with no related allowance	18,818,000	17,644,000
Unpaid contractual principal balance with an allowance	9,325,000	4,770,000
Impaired balance with an allowance	9,134,000	4,770,000
Related allowance	3,149,000	1,418,000
Average recorded investment with an allowance	5,067,000	6,061,000
Financial Asset Acquired with Credit Deterioration [Member]
Related allowance	6,000	0
Unpaid contractual principal balance	147,000
Impaired balance	147,000	0
Average recorded investment	186,000
Residential Mortgage [Member]
Related allowance	143,000	61,000
Unpaid contractual principal balance	3,474,000	4,488,000
Impaired balance	3,482,000	4,404,000
Average recorded investment	4,084,000	4,165,000
Residential Mortgage [Member] | Financial Asset Originated [Member]
Unpaid contractual principal balance with no related allowance	2,706,000	4,214,000
Impaired balance with no related allowance	2,711,000	4,130,000
Average recorded investment with no related allowance	3,693,000	4,067,000
Unpaid contractual principal balance with an allowance	757,000	274,000
Impaired balance with an allowance	760,000	274,000
Related allowance	137,000	61,000
Average recorded investment with an allowance	367,000	98,000
Residential Mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Related allowance	6,000
Unpaid contractual principal balance	11,000
Impaired balance	11,000
Average recorded investment	24,000
Commercial, Financial, and Agricultural [Member]
Related allowance	1,073,000	6,000
Unpaid contractual principal balance	2,483,000	1,071,000
Impaired balance	2,283,000	1,050,000
Average recorded investment	1,679,000	917,000
Commercial, Financial, and Agricultural [Member] | Financial Asset Originated [Member]
Unpaid contractual principal balance with no related allowance	257,000	1,029,000
Impaired balance with no related allowance	257,000	1,008,000
Average recorded investment with no related allowance	910,000	909,000
Unpaid contractual principal balance with an allowance	2,189,000	42,000
Impaired balance with an allowance	1,989,000	42,000
Related allowance	1,073,000	6,000
Average recorded investment with an allowance	722,000	8,000
Commercial, Financial, and Agricultural [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Related allowance
Unpaid contractual principal balance	37,000
Impaired balance	37,000
Average recorded investment	47,000
Consumer and Other [Member]
Related allowance
Unpaid contractual principal balance		217,000
Impaired balance		217,000
Average recorded investment	123,000	198,000
Consumer and Other [Member] | Financial Asset Originated [Member]
Unpaid contractual principal balance with no related allowance		217,000
Impaired balance with no related allowance		217,000
Average recorded investment with no related allowance	123,000	198,000
Unpaid contractual principal balance with an allowance
Impaired balance with an allowance
Related allowance
Average recorded investment with an allowance
Consumer and Other [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Related allowance
Unpaid contractual principal balance
Impaired balance
Average recorded investment
Commercial Real Estate Portfolio Segment [Member]
Related allowance	1,939,000	1,312,000
Unpaid contractual principal balance	18,868,000	18,273,000
Impaired balance	18,058,000	18,271,000
Average recorded investment	17,857,000	17,890,000
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Originated [Member]
Unpaid contractual principal balance with no related allowance	12,455,000	14,218,000
Impaired balance with no related allowance	11,639,000	14,216,000
Average recorded investment with no related allowance	13,924,000	12,401,000
Unpaid contractual principal balance with an allowance	6,379,000	4,055,000
Impaired balance with an allowance	6,385,000	4,055,000
Related allowance	1,939,000	1,312,000
Average recorded investment with an allowance	3,898,000	5,489,000
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Related allowance
Unpaid contractual principal balance	34,000
Impaired balance	34,000
Average recorded investment	35,000
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member]
Related allowance		39,000
Unpaid contractual principal balance	132,000	531,000
Impaired balance	132,000	531,000
Average recorded investment	328,000	535,000
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Asset Originated [Member]
Unpaid contractual principal balance with no related allowance	67,000	132,000
Impaired balance with no related allowance	67,000	132,000
Average recorded investment with no related allowance	168,000	69,000
Unpaid contractual principal balance with an allowance		399,000
Impaired balance with an allowance		399,000
Related allowance		39,000
Average recorded investment with an allowance	80,000	$ 466,000
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Related allowance
Unpaid contractual principal balance	65,000
Impaired balance	65,000
Average recorded investment	$ 80,000